Marketable Securities	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Marketable Securities

Note 3 – Marketable Securities

A.

	December 31 2014	December 31 2015
Trading	613	-
Available-for-sale	8,357	-

	8,970	-

B.	The amortized cost, gross unrealized holding gains, gross unrealized holding losses, and fair value of available- for -sale by major security type and class of security are as follows:

		Gross	Gross
		unrealized	unrealized
	Amortized cost	holding	holding
		gains	losses	Fair value
As of December 31, 2014
Available-for-sale:
Corporate debentures	7,449	9	(16)	7,442
Governmental debentures	915	8	(8)	915

	8,364	17	(24)	8,357

C.	Proceeds from the sale of marketable securities available for sale were $9,237 in 2015 (2014- $5,871); gross realized loss on sales of available-for-sale securities in 2015 were $88 (2014-gross realized gains of $36).